Note 11 - Commitments	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments:

The Company has entered into operating leases for premises and equipment under which it is obligated to make minimum payments as described below:

Years ending December 31,
2018	$207
2019	268
2020	277
2021	281
2022	276
Thereafter	78
$1,387